Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 6,085	$ 6,349	$ 11,536	$ 11,716
Depreciation, depletion and amortization	761	763	1,422	1,441
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	3,387	3,556	6,197	6,259
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	577	705	1,136	1,444
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	140	154	277	264
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	4,104	4,415	7,610	7,967
Nickel [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	781	731	1,688	1,504
Copper [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	402	391	741	720
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	37	49	75	84
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 1,220	$ 1,171	$ 2,504	$ 2,308